SUMMARY SECTION
You can find the Fund's prospectus and other information about the Fund, including the Statement of Additional Information and the most recent reports to shareholders, online at www.northeastinvestors.com. You can also get this information at no cost by calling 800-225-6704 or by sending an email to website@northeastinvestors.com.
Investment Objective:
Northeast Investors Growth Fund (the 'Fund') is a no-load fund whose primary objective is to produce long-term capital appreciation for its shareholders.
Fees and Expenses:
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees	Northeast Investors Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses Deducted From Fund Assets)
Annual Fund Operating Expenses	Northeast Investors Growth Fund
Management Fee	0.61%
Distribution (12b-1 Fees)	none
Other Expenses	0.78%
Interest Expense	0.01%
Operating Expense	0.77%
Total Annual Fund Operating Expenses	1.39%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem at the end of the period. The example also assumes that your investment has a 5% return each year, including reinvested dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Northeast Investors Growth Fund	142	440	761	1,669

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.
Primary Investment Strategies:
The Fund maintains a flexible investment policy which primarily targets common stocks of large domestic companies. The Fund emphasizes well-known companies which it believes to have strong management, solid financial fundamentals and are established leaders in their industries. The Fund generally invests in companies with market capitalizations in excess of $10 billion.
Principal Risks:

Stock Market Risks: The value of your investment has the potential to depreciate due to stock market volatility. Different market sectors or types of equity securities can react differently to changes in investor psychology or to developments in economic, political, regulatory, issuer, or market conditions.

Portfolio Risks: Changing economic and market conditions as well as declining fundamentals, such as revenues or earnings per share, associated with individual companies or industries that the Fund is invested in, can affect the value of your investment. The degree to which the Fund's share price reacts to these factors will depend upon the Fund's level of exposure to the areas that are being affected.

Manager Risk: There is the chance that poor security selection may result in losses or poor performance even in a rising market as compared to other funds with similar investment philosophies.

Performance Information:

The following performance related information provides some indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance (including operating expenses) varied from one calendar year to another over the past ten years. The table shows the average annual returns (including operating expenses) compared with those of a relevant market index over set periods of time. The table also presents the impact of taxes on the Fund's returns. To calculate these figures, we used the highest individual federal marginal income and capital gains tax rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes. Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares. Actual after-tax returns depend on the individual investor's tax situation and may differ from those shown.

Please note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution. Keep in mind that past performance - whether before taxes or after taxes - does not guarantee future results.

The Fund may experience short-term swings of performance as suggested by the best and worst calendar quarter returns.

Average Annual Total Return for the Periods Ended December 31, 2010
Average Annual Total Returns Northeast Investors Growth Fund	Label		1 Year	5 Years	10 Years
Return before taxes	Return before taxes		16.38%	1.76%	0.82%
Return after taxes on distributions	Return after taxes on distributions		16.31%	1.35%	0.40%
Return after taxes on distributions and sale of Fund Shares	Return after taxes on distributions and sale of Fund Shares		10.64%	1.50%	0.60%
Standard & Poor's 500 Index	Standard & Poor's 500 Index	[1]	15.07%	2.28%	1.41%
[1]	The unmanaged Standard & Poor's 500 Index is shown for comparative purposes only and reflects no adjustments for fees, expenses or taxes.

Annual Total Returns:
The following bar chart shows the change in value of the Fund's shares over the past 10 years. It illustrates how the returns can differ one year to the next.
Calendar Years

Best quarter: 2nd quarter 2003, up 14.17% Worst Quarter: 4th quarter 2008, down 22.79%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	NORTHEAST INVESTORS GROWTH FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000318192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Northeast Investors Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You can find the Fund's prospectus and other information about the Fund, including the Statement of Additional Information and the most recent reports to shareholders, online at www.northeastinvestors.com. You can also get this information at no cost by calling 800-225-6704 or by sending an email to website@northeastinvestors.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-670
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	northeastinvestors.com
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Northeast Investors Growth Fund (the 'Fund') is a no-load fund whose primary objective is to produce long-term capital appreciation for its shareholders.
Fees and Expenses:	nigfi318192_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses Deducted From Fund Assets)
Management Fee	rr_ManagementFeesOverAssets	0.61%
Distribution (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Operating Expense	rr_Component2OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem at the end of the period. The example also assumes that your investment has a 5% return each year, including reinvested dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 year	rr_ExpenseExampleYear01	142
3 years	rr_ExpenseExampleYear03	440
5 years	rr_ExpenseExampleYear05	761
10 years	rr_ExpenseExampleYear10	1,669
Portfolio Turnover:	nigfi318192_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Primary Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund maintains a flexible investment policy which primarily targets common stocks of large domestic companies. The Fund emphasizes well-known companies which it believes to have strong management, solid financial fundamentals and are established leaders in their industries. The Fund generally invests in companies with market capitalizations in excess of $10 billion.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund maintains a flexible investment policy which primarily targets common stocks of large domestic companies.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Stock Market Risks: The value of your investment has the potential to depreciate due to stock market volatility. Different market sectors or types of equity securities can react differently to changes in investor psychology or to developments in economic, political, regulatory, issuer, or market conditions.

Portfolio Risks: Changing economic and market conditions as well as declining fundamentals, such as revenues or earnings per share, associated with individual companies or industries that the Fund is invested in, can affect the value of your investment. The degree to which the Fund's share price reacts to these factors will depend upon the Fund's level of exposure to the areas that are being affected.

Manager Risk: There is the chance that poor security selection may result in losses or poor performance even in a rising market as compared to other funds with similar investment philosophies.

Performance Information:	nigfi318192_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance related information provides some indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance (including operating expenses) varied from one calendar year to another over the past ten years. The table shows the average annual returns (including operating expenses) compared with those of a relevant market index over set periods of time. The table also presents the impact of taxes on the Fund's returns. To calculate these figures, we used the highest individual federal marginal income and capital gains tax rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes. Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares. Actual after-tax returns depend on the individual investor's tax situation and may differ from those shown.

Please note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution. Keep in mind that past performance - whether before taxes or after taxes - does not guarantee future results.

The Fund may experience short-term swings of performance as suggested by the best and worst calendar quarter returns.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance (including operating expenses) varied from one calendar year to another over the past ten years. The table shows the average annual returns (including operating expenses) compared with those of a relevant market index over set periods of time.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The table also presents the impact of taxes on the Fund's returns. To calculate these figures, we used the highest individual federal marginal income and capital gains tax rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the individual investor's tax situation and may differ from those shown. Please note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance - whether before taxes or after taxes - does not guarantee future results.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return for the Periods Ended December 31, 2010
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns:
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows the change in value of the Fund's shares over the past 10 years. It illustrates how the returns can differ one year to the next.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Calendar Years
2001	rr_AnnualReturn2001	(17.15%)
2002	rr_AnnualReturn2002	(22.67%)
2003	rr_AnnualReturn2003	28.39%
2004	rr_AnnualReturn2004	8.56%
2005	rr_AnnualReturn2005	11.38%
2006	rr_AnnualReturn2006	9.24%
2007	rr_AnnualReturn2007	13.90%
2008	rr_AnnualReturn2008	(41.61%)
2009	rr_AnnualReturn2009	29.05%
2010	rr_AnnualReturn2010	16.38%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd quarter 2003, up 14.17% Worst Quarter: 4th quarter 2008, down 22.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.79%)
Northeast Investors Growth Fund | Return before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	0.82%
Northeast Investors Growth Fund | Return after taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	16.31%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	0.40%
Northeast Investors Growth Fund | Return after taxes on distributions and sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.64%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	0.60%
Northeast Investors Growth Fund | Standard & Poor's 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor's 500 Index [1]
1 Year	rr_AverageAnnualReturnYear01	15.07%
5 Years	rr_AverageAnnualReturnYear05	2.28%
10 Years	rr_AverageAnnualReturnYear10	1.41%

[1]	The unmanaged Standard & Poor's 500 Index is shown for comparative purposes only and reflects no adjustments for fees, expenses or taxes.